INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of Investments [abstract]
Schedule of Investments

	2024	2023
Non-Current
Investments in other companies:
- Cementos del Plata S.A.	69,400	69,400
Total	69,400	69,400
Current
Short-term investments:
- Government securities in dollars	-	3,504,535
- Mutual fund in pesos	514,442	66,422
- Short-term investments in foreign currency	64,024	153,601
Total	578,466	3,724,558